Long-term Debt (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of assets held under capital leases
Total assets held under capital lease	$ 9,740	$ 9,796
Less: accumulated depreciation	(3,910)	(4,723)
Net assets under capital lease	5,830	5,073
Construction equipment [Member]
Summary of assets held under capital leases
Total assets held under capital lease	3,615	3,615
Transportation equipment [Member]
Summary of assets held under capital leases
Total assets held under capital lease	2,619	2,619
Furniture and equipment [Member]
Summary of assets held under capital leases
Total assets held under capital lease	$ 3,506	$ 3,562